NOTE 13. EARN-OUT OBLIGATION	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
NOTE 13. EARN-OUT OBLIGATION

Pursuant to an earn-out provision of the Share Exchange Agreement (the “Share Exchange Agreement”) dated February 4, 2009 entered into in connection with the transaction between ACG and the Company, the Company became obligated as part of the Share Exchange Agreement to issue shares to the prior owner of ACG, Honest Best Int’l Ltd. (“Honest Best”) (now a major shareholder of the Company), conditioned on the combined company exceeding EBITDA targets in 2009 with additional shares issuances being conditioned on the combined company exceeding EBITDA targets in 2010, 2011, 2012, and 2013.

The percentage of shares to be issued was to be determined based upon the Company’s financial results each year, measured in accordance with an established formula (the “Earn-Out Obligation”). On March 22, 2010, the Company issued 2,603,456 shares to Honest Best based upon the 2009 financial results, in accordance the provisions of this agreement. On December 16, 2011, the Company issued 3,923,153 shares based upon the 2010 financial results, in accordance the provisions of this agreement.

The fair value of the Earn-Out Obligation, which includes the 50% of holdback shares whose release was conditioned on achieving certain 2009 EBITDA targets, at closing was $23,400. That amount was recognized at closing as a liability and a dividend to shareholders. The Earn-Out Obligation is a derivative financial instrument liability that is adjusted to its fair value each reporting date with changes in fair value being recognized currently in the consolidated statement of operations and comprehensive income (loss). Once a measurement period for the issuance of shares ends, the Earn-Out Obligation related to that period is no longer conditional and the obligation is reclassified from a liability to equity based on the fair value of the obligation at the end of the measurement period.

On February 16, 2011, the Company reached an agreement with Honest Best to cancel the Earn-Out Obligation for fiscal years after 2011. This amendment eliminated the Earn-Out Obligation for 2012 and 2013, eliminating the potential dilutive effects of such issuances on AutoChina’s issued and outstanding shares. Furthermore, for fiscal years 2010 and 2011 the Earn-Out Obligation was modified such that a minimum of 70% EBITDA growth was required to be achieved in either respective year in order for any shares to be issued. Under this amendment, the Company was to issue between 15% to 20% of the number of ordinary shares of AutoChina outstanding when the revised EBITDA growth target is achieved. The reduction in the Earn-Out Obligation from the modification was credited in the amount of $75,000 directly to equity in the first quarter of 2011.

On September 26, 2011, the Company agreed with Honest Best to cancel the Earn-Out Obligation for fiscal year 2011. The reduction in the Earn-Out Obligation from the second modification was credited in the amount of $15,400 directly to equity in the third quarter of 2011.

The activities in the Earn-Out Obligation during the years ended December 31, 2012, 2011 and 2010 were as follows:

Earn-Out Obligation as of January 1, 2010	57,300
Increase in fair value during 2010 with a charge to the consolidated statement of operations and comprehensive income (loss)	100,400
Reclassification of 2010 Earn-Out Obligation at December 31, 2010 from a liability to equity	(84,600)
Earn-Out Obligation as of December 31, 2010	73,100
Increase in fair value during 2011 with a charge to the consolidated statement of operations and comprehensive income (loss)	17,300
Reclassification of Earn-Out Obligation from liability to equity for the amendments of earn-out provision	(90,400)
Earn-Out Obligation as of December 31, 2011 and 2012	$—

The fair value of the Earn-Out Obligation requires the use of significant unobservable inputs, and these inputs were used in a Monte Carlo simulation model. The most significant inputs to the simulation model were:

Date of Grant	December 31, 2010	February 26, 2011	September 26, 2011

Volatility	46%	57%	113%
Cost of equity	16.75%	24.50%	21.50%
Current stock price	$25.87	$21.97	$9.87
Dividend yield	0.0%	0.0%	0.0%

Volatility was estimated using the median historical volatility of a group of comparable public companies. The cost of equity was estimated using the median cost of capital, derived using a capital asset pricing model, of a group of comparable public companies. The future stock price was simulated using Geometric Brownian Motion, a widely accepted model of stock price behavior that is used in Option Pricing Models such as the Black-Scholes Option Pricing Model. Future EBITDA performance was simulated using these inputs and potential changes in Enterprise Value to EBITDA multiples derived from historical data for comparable public companies. These simulated future outcomes were used to compute an expected value of the earn-out shares for each future measurement period. The expected value of the earn-out shares was discounted at the estimated cost of equity to arrive at the estimate of fair value of the Earn-Out Obligation. There were no changes in valuation techniques during the period presented.